Cover	May 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Entity File Number	001-42486
Entity Registrant Name	Venture Global, Inc.
Entity Central Index Key	0002007855
Entity Tax Identification Number	93-3539083
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1001 19th Street North
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	202
Local Phone Number	759-6740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	VG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false